CONDENSED CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Current Assets:
Cash and equivalents	$ 911	$ 1,001
Accounts and other current receivables, net	1,127	914		$ 960
Inventories	2,237	2,173		1,960
Prepaid expenses and other current assets	601	620		173
Total current assets	4,876	4,708		3,093
Property, plant and equipment, net	5,208	5,034		4,192
Goodwill	883	829		565
Other intangible assets, net	1,320	1,295		459
Deferred income taxes		214		43
Other long-term assets	537	463
Other long-term assets		249		231
Total assets	12,824	12,329		8,583
Current Liabilities:
Current maturities of long-term debt and lease obligations	5	3	[1]
Short-term debt	302
Accounts payable	427	706		484
Accrued liabilities	1,244	1,202		1,156
Total current liabilities	1,978	1,911		1,640
Long-term debt and capital lease obligations	5,317	5,265	[1]	275
Deferred income taxes	176	181		72
Other long-term liabilities	$ 1,309	1,229
Other long-term liabilities		$ 1,048		$ 849
Commitments and contingencies
Equity:
Common stock	$ 7	$ 7
Additional paid-in capital	4,167	4,103
Net parent company investment				$ 6,180
Retained earnings	404	309
Accumulated other comprehensive loss	(358)	(495)		(433)
Total equity	4,220	3,924		5,747
Total liabilities and equity	$ 12,824	$ 12,329		$ 8,583

[1]	Book values include any discounts, premiums and adjustments related to hedging instruments.